Schedule of Senior Convertible Notes Payable (Details) - USD ($)	Sep. 30, 2023	Jul. 31, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Less debt discount	$ (61,000)			$ 0	$ (2,326,000)
Total senior convertible notes payable, net	$ 669,000	$ 100,000	$ 100,000	3,491,000	1,265,000
Senior Notes [Member]
Debt Instrument [Line Items]
Senior convertible notes payable				3,491,000	3,591,000
Less debt discount					(2,326,000)
Total senior convertible notes payable, net				$ 3,491,000	$ 1,265,000